Capital management - Summary of Financial Covenants Under Lending Agreements (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Long-term debt	$ 419	$ 359
Components of capital
Shareholders' equity	1,868	2,166	$ 2,247
Long-term debt	$ 419	$ 359
Ratios
Senior debt to Adjusted EBITDA	3.66	1.88
Total debt to Adjusted EBITDA	3.66	1.88
Senior debt to capitalization	19.00%	15.00%
Total debt to capitalization	19.00%	15.00%
Priority debt to consolidated tangible assets	0.00%	0.00%
Adjusted EBITDA	$ 116	$ 194
Long-term debt	419	359
Total shareholders' equity	1,868	2,166	$ 2,247
Total capitalization	2,293	2,535
Bank overdraft [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Long-term debt	2
Components of capital
Long-term debt	2
Ratios
Long-term debt	2
Letters of credit [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Long-term debt	4	10
Components of capital
Long-term debt	4	10
Ratios
Long-term debt	4	10
Senior debt and total debt [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Long-term debt	425	369
Components of capital
Long-term debt	425	369
Ratios
Long-term debt	$ 425	$ 369